Inventories, Net - Schedule of Inventories, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories, Net [Line Items]
Total	$ 7,770	$ 2,107
Smart electric vehicles [Member]
Schedule of Inventories, Net [Line Items]
Inventory raw materials gross	175
Vehicles in production [Member]
Schedule of Inventories, Net [Line Items]
Inventory raw materials gross	6,545	2,107
Auto parts and other materials [Member]
Schedule of Inventories, Net [Line Items]
Inventory raw materials gross	$ 1,050